Leases - Supplemental Cash Flow and Other Lease Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Operating cash flows used for operating leases	$ 27.4	$ 24.3
Operating cash flows used for finance leases	0.2	0.2
Financing cash flows used for finance leases	1.2	1.1	$ 1.5
Non-cash ROU assets obtained in exchange for new lease liabilities	34.3	26.0
Non-cash remeasurements (decreasing) increasing ROU assets	(0.7)	(3.6)
Non-cash remeasurements (decreasing) increasing lease liabilities	$ (0.7)	$ (3.6)